Average Annual Total Returns - TCW High Yield Bond Fund	Mar. 01, 2021
FTSE US High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.60%	[1]
5 Years	8.10%	[1]
10 Years	6.34%	[1]
Class I
Average Annual Return:
1 Year	10.02%
5 Years	7.38%
10 Years	5.91%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	8.23%
5 Years	5.43%
10 Years	3.80%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	5.86%
5 Years	4.80%
10 Years	3.61%
Class N
Average Annual Return:
1 Year	9.72%
5 Years	7.09%
10 Years	5.69%

[1]	The FTSE US High Yield Cash Pay Custom Index (formerly known as the Citigroup US High Yield Cash Pay Custom Index) is a blend of the FTSE US High Yield Cash Pay Index and the FTSE US High Yield Cash Pay Capped Index (FTSE US High Yield Cash Pay Index through 12/31/05 and FTSE US High Yield Cash Pay Capped Index thereafter). The FTSE US High Yield Cash Pay Index is created by removing thedeferred interest securities from the FTSE US High Yield Market Index, which is a U.S. Dollar-denominated index that measures the performance of high yield debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities. As such, the FTSE US High Yield Cash Pay Index includes only cash-pay bonds (both registered and those issued under Rule 144A under the Securities Act of 1933 in unregistered form) with at least one year to maturity and at least $250 million outstanding. The FTSE US High Yield Cash Pay Capped Index uses the same design criteria and calculation methodology as the FTSE US High Yield Cash Pay Index but caps the total debt of any single issuer in the Index at $15 billion of par amount outstanding.